Accounts payables - Summary of Accounts Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other current payables [abstract]
Trade payables	€ 6,241	€ 340
Accrued liabilities	26,914	18,492
Total	€ 33,155	€ 18,832